Financial Income, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	$ 33,021	$ 22,389	$ 33,784
Financial income, net	28,762	34,931	40,332
Financial Income
Schedule of Trading Securities and Other Trading Assets [Line Items]
Interest income	65,497	71,107	73,711
Realized gain on sale of marketable securities	288	2,311	1,436
Foreign currency re-measurement gain and others		893	873
Total financial income	65,785	74,311	76,020
Financial Expense
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	33,021	37,903	33,784
Foreign currency re-measurement loss	1,844
Others	2,158	1,477	1,904
Total financial expense	$ 37,023	$ 39,380	$ 35,688